Intangible Assets (Details) ¥ in Thousands, $ in Thousands	1 Months Ended	12 Months Ended
	Feb. 28, 2018 CNY (¥)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)
Intangible Asset
Beginning balance		¥ 134,002	$ 18,874	¥ 701,220
Amortization		(114,215)	(16,087)	(608,618)	¥ (583,416)
Foreign currency translation difference		1,361	192	41,400
Ending balance		21,148	$ 2,979	134,002	701,220
Impairment charges		¥ 0		¥ 0	¥ 0
Convertible preferred shares
Intangible Asset
Addition	¥ 2,852,000